Basis of Preparation	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Ian Marcel Craig García and Chief Financial Officer Gerardo Cruz Celaya. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on March 13, 2024, and by the Shareholders meeting on March 19, 2024. The accompanying consolidated financial statements were approved for issuance in the Company´s annual report on form 20-F by the Company´s Chief Executive Officer and Chief Financial Officer on April 12, 2024 and subsequent events have been considered through that date (see Note 28).

The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.

2.2 Basis of measurement and presentation

The consolidated financial statements have been prepared on the historical cost basis except for the following:
•    Derivative financial instruments
•    Trust assets of post-employment and other non-current employee benefit plans
The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.
The financial statements of subsidiaries in a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.
2.2.1 Presentation of consolidated income statements
The Company classifies its costs and expenses by function in the consolidated income statements in order to conform to industry practices.
2.2.2 Presentation of consolidated statements of cash flows
The Company presents its consolidated statement of cash flows using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2023 and the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2023 were converted into U.S. dollars at the exchange rate of Ps. 16.8998 per U.S. dollar as published by the Federal Reserve Bank of New York at the last date in 2023 for which information is available. This arithmetic conversion should not be construed a representation that the amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate, in addition, numeric figures shown as dollar totals may not be an arithmetic aggregation of preceding figures due to rounding. As of March 8, 2024 (the last date for which information is available before the issuance of these financial statements) such exchange rate was Ps.16.8082 per U.S. dollar, an appreciation of 0.54% since December 31, 2023.

2.3 Critical accounting judgments and estimates
In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily observable from other sources. The estimates and associated assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
2.3.1 Key sources of estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.
2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets
Intangible assets with indefinite life as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU and its value in use in the period the related impairment is determined.
The Company assesses at each reporting date or annually whether there is an indication that a depreciable long-lived asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU in which the asset is assigned exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount, which is determined based on its value in use. In assessing value in use, the estimated future cash flows expected to be generated from the use of an asset or CGU are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, recent market transactions are considered, if available. If recent market transactions are not available, an appropriate valuation model is used.
These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.14 and 12.

2.3.1.2 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 25.5. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies, accrues a provision and/ or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

The Company operates in numerous tax jurisdictions and is subject to periodic tax audits, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate tax, transfer pricing and indirect taxes. The impact of changes in local tax regulations and ongoing inspections by local tax authorities could materially impact the amounts recorded in the financial statements. Where the amount of tax payable is uncertain, the Company recognizes related tax provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

The amount of uncertain income tax positions is included in Note 25.7.

2.3.1.3 Business combinations
Businesses combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:
•    deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;
•    liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2, Share- based Payment at the acquisition date, see Note 3.22;
•    assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and
•    Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.
For each acquisition, management’s judgment is exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGUs' cash flows, in the computation of weighted average cost of capital (WACC) and estimation of inflation during the operation of intangible assets with indefinite life, mainly, distribution rights.
2.4 Changes in accounting policies
The Company has applied the following amendments to the standards on January 1, 2023.

Definition of Accounting Estimates - Amendments to IAS 8

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments had no impact on the Company’s consolidated financial statements.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments have had an impact on the Company’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.

The amendments had no impact on the Company’s consolidated financial statements.

2.5 Reclassifications by consistent presentation in consolidated financial statements

The Company has made certain reclassifications to financial information presented as of December 31, 2022 in the consolidated statement of financial position, to provide a consistent presentation of the financial information as of December 31, 2023. A summary of reclassifications made is disclosed below.

The Company retrospectively adjusted the presentation of Recoverable taxes, Taxes payable and Provisions and other non-current liabilities in the balances as of December 31, 2022. In accordance with IAS 1- Presentation of Financial Statements: 1) The Recoverable income tax was presented together with Other recoverable taxes; 2) The income tax payable was presented together with Other taxes payable; and 3) Provisions were presented together with Other non-current liabilities in the consolidated financial statements as of December 31, 2022. This change had no impact on current assets and current and non-current liabilities initially reported.

	Balance as at December 31, 2022 (as initially reported)	Effects of reclassification	Balance as at December 31, 2022 (adjusted)
CURRENT ASSETS
Recoverable taxes	5,912	(5,912)	—
Recoverable income tax	—	2,718	2,718
Other recoverable taxes	—	3,194	3,194
CURRENT LIABILITIES
Taxes payable	7,981	(7,981)	—
Income tax payable	—	952	952
Other taxes payable	—	7,029	7,029
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities	5,940	(5,940)	—
Provisions	—	3,887	3,887
Other non-current liabilities	—	2,053	2,053